EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity

			Aggregate
		Weighted	intrinsic
	Number of options	average exercise price	value (in thousands)

Outstanding at beginning of year	3,467,464	$13.35	-

Granted	1,602,502	$10.08	-

Exercised	(261,309)	$7.79	-

Forfeited	(441,760)	$11.74	-

Outstanding at end of year	4,366,897	$12.65	$1,674

Exercisable options at end of year	2,282,678	$14.71	$1,583

Vested and expected to vest	4,149,087	$12.76	$1,650

Summary of Restricted Stock Activity
		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2012	29,558	$9.53
Granted	25,000	$11.15
Vested	(43,891)	$10.63
Forfeited	(395)	$10.39

Non-vested at December 31	10,272	$10.71

Schedule of Stock Option Activity by Exercise Price
	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	88,441	6.03	$1.41	88,441	6.03	$1.41
$4.81	47,534	6.42	$4.81	47,534	6.42	$4.81
$7.25-11.31	3,035,302	5.36	$9.48	1,302,807	4.24	$8.91
$12.09-14.74	665,895	5.43	$13.19	314,171	5.30	$13.66
$16.05-52.67	529,725	1.70	$32.69	529,725	1.70	$32.69

$1.41-52.67	4,366,897	4.95	$12.65	2,282,678	3.91	$14.71

Schedule of Weighted Average Fair Value of Options Granted
	Year ended December 31,
	2012	2011	2010

Weighted average exercise prices	$10.08	$11.09	$10.51

Weighted average fair value on grant date	$3.94	$4.97	$5.40

Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2012	2011	2010

Volatility	42%	52%	57%
Risk-free interest rate	0.75%	2.07%	2.76%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate *)	9.5%	7%	7%
Suboptimal exercise factor **)	2.0	2.5	2.8
Expected life (in years)	4.84	5.53	5.30

*)	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
**)	The ratio of the stock price to strike price at the time of exercise of the option.

Schedule of Share-Based Compensation Expense

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$205	$40	$28
Research and development	616	726	808
Sales and marketing	1,257	1,058	809
General and administrative	2,656	1,576	1,551

Total equity-based compensation expense before taxes	$4,734	$3,400	$3,196